Operating and Maintenance Costs	6 Months Ended
Sep. 30, 2025
Operating Costs and Expenses [Abstract]
Operating and Maintenance Costs [Text Block]

22. Operating and Maintenance Costs

Operating and maintenance costs were comprised of the following:

	Three-months ended September 30,		Six-months ended September 30,
	2025	2024	2025	2024
Digital currency mining	$42,076	$20,416	$68,919	$40,009
High performance computing hosting	1,989	1,487	4,129	2,898
Total	$44,065	$21,903	$73,048	$42,907